Significant capital and funding transactions	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Significant capital and funding transactions

Note 10 Significant capital and funding transactions
Preferred shares and other equity instruments
On November 1, 2024, we issued US$1,000 million of Limited Recourse Capital Notes Series 5 (LRCN Series 5) with recourse limited to assets (Trust Assets) held by a third-party trustee in a consolidated trust (Limited Recourse Trust). The Trust Assets consist of US$1,000 million of our First Preferred Shares, Series BX (Series BX Preferred Shares), issued concurrently with LRCN Series 5 at a price of US$1,000 per Series BX Preferred Share.
The price per LRCN Series 5 note is US$1,000 and will bear interest paid quarterly at a fixed rate of 6.35% per annum until November 24, 2034 and thereafter at a rate per annum, reset every fifth year, equal to the prevailing 5-year U.S. Treasury Rate plus 2.257% until maturity on November 24, 2084. In the event of (i) non-payment of interest on any interest payment date, (ii) non-payment of the redemption price in case of a redemption of LRCN Series 5, (iii) non-payment of principal at the maturity of LRCN Series 5, or (iv) an event of default on the notes, noteholders will have recourse only to the Trust Assets and each noteholder will be entitled to receive its pro rata share of the Trust Assets. In such an event, the delivery of the Trust Assets will represent the full and complete extinguishment of our obligations under LRCN Series 5.
LRCN Series 5 are redeemable on or prior to maturity to the extent we redeem Series BX Preferred Shares on certain redemption dates as set out in the terms of Series BX Preferred Shares and subject to the consent and approval of OSFI.
The terms of Series BX Preferred Shares and LRCN Series 5 include NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, LRCN Series 5 will be automatically redeemed and the redemption price will be satisfied by the delivery of the Trust Assets, which will consist of common shares pursuant to an automatic conversion of Series BX Preferred Shares. The terms of Series BX Preferred Shares include an automatic conversion formula with a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of common shares issued in respect of each Series BX Preferred Share will be determined by dividing the share value of Series BX Preferred Shares (including declared and unpaid dividends) by the conversion price. The number of common shares delivered to each noteholder will be based on such noteholder’s pro rata interest in the Trust Assets.
LRCN Series 5 are compound instruments with both equity and liability features as payments of interest and principal in cash are made at our discretion. The non-payment of interest and principal in cash does not constitute an event of default and will trigger delivery of Series BX Preferred Shares. The liability component of the notes has a nominal value and, as a result, the full proceeds received have been presented as equity.
On May 24, 2025, we redeemed all 24 million of our issued and outstanding Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BD at a redemption price of $25.00 per share.
Subordinated debentures
On December 23, 2024, we redeemed all $1,500 million of our outstanding NVCC 2.88% subordinated debentures due December 23, 2029 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
On January 29, 2025, we issued $1,500 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 4.279% per annum until February 4, 2030, and at the Daily Compounded Canadian Overnight Repo Rate Average plus 1.45% thereafter until maturity on February 4, 2035.
Common shares issued

	For the three months ended
	April 30, 2025		April 30, 2024
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	158	$14	228	$22
Issued in connection with dividend reinvestment plan (2)	–	–	5,715	740
Purchased for cancellation (3)	(3,013)	(45)	–	–
	(2,855)	$(31)	5,943	$762

	For the six months ended
	April 30, 2025		April 30, 2024
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	374	$36	628	$60
Issued in connection with dividend reinvestment plan (2)	–	–	11,850	1,460
Purchased for cancellation (3)	(4,955)	(74)	–	–
	(4,581)	$(38)	12,478	$1,520

(1)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(2)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and six months ended April 30, 2025 our DRIP requirements were satisfied through open market share purchases. During the three and six months ended April 30, 2024 our DRIP requirements were satisfied through shares issued from treasury.
(3)	During the three months ended April 30, 2025, under the NCIB we purchased for cancellation common shares at a total fair value of $488 million (average cost of $162.10 per share), with a book value of $45 million (book value of $14.87 per share). During the six months ended April 30, 2025, under the NCIB we purchased for cancellation common shares at a total fair value of $
826
million (average cost of $166.76 per share), with a book value of $
74
million (book value of $14.86 per share). During the three and six months ended April 30, 2024, we did not have an active NCIB and therefore we did not purchase any common shares for cancellation.